Events After the Reporting Date - Additional Information (Details) - USD ($)		12 Months Ended
	Feb. 18, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued and fully paid		840,073,798	567,941,993	488,733,461
Impairment		$ 7,349,147
Battery Technology Solutions Business
Disclosure of non-adjusting events after reporting period [line items]
Transaction price per share	$ 1
Cash balance	$ 2,000,000
Percentage of non-dilutive equity stock	15.00%
Battery Technology Solutions Business | Fixed Asset [Member]
Disclosure of non-adjusting events after reporting period [line items]
Impairment	$ 7,300,000